Significant judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Significant judgments, estimates and assumptions
4.	Significant judgments, estimates and assumptions

The preparation of the financial statements of the Company and its subsidiaries requires management to make judgments and estimates and to adopt assumptions that affect the amounts presented referring to revenues, expenses, assets and liabilities at the financial statement date.

Significant assumptions about sources of uncertainty in future estimates and other significant sources at the reporting date that pose a significant risk of causing a material adjustment to the book value of assets and liabilities in the next fiscal year are described below:

(a)	Provision for expected credit losses of accounts receivable from card issuers and trade accounts receivable

The Group uses a provision matrix to calculate ECLs for accounts receivable from card issuers and trade accounts receivable. The provision rates are based on days past due for groupings of various clients segments that have similar loss patterns (i.e., by geography, product type, customer type and rating, and coverage by letters of credit and other forms of credit insurance).

The provision matrix is initially based on the Group’s historical observed default rates. The Group calibrates the matrix to adjust the historical credit loss experience with forward-looking information every year. For instance, if forecast economic conditions (i.e., gross domestic product) are expected to deteriorate over the next year which can lead to an increased number of defaults, the historical default rates are adjusted. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of client’s actual default in the future. The information about the ECLs on the Group’s accounts receivable from card issuers and trade accounts receivable are disclosed in Notes 8 and 9 respectively.

(b)	Property and equipment and intangible assets useful lives

Property and equipment and intangible assets include the preparation of estimates to determine the useful life for depreciation and amortization purposes. Useful life determination requires estimates in relation to the expected technological advances and alternative uses of assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and nature of future technological advances are difficult to predict.

In December 2018, the Group reviewed the useful lives of its Property and Equipment and verified that due to technology improvements and use, Pin Pads and POSs should depreciate faster than initially established. Therefore, the Group adjusted the useful life of this group of assets from 5 to 3 years. There is no evidence that indicated that other useful lives should be revised.

Based on past events and future expectations, the Group identified that Pin Pads and POSs have a residual value at the end of their estimated useful life of 30% of the initial cost. The Group identified that there is an active market and therefore, deducted the residual value of the initial cost of this group of assets to determine its depreciable cost.

The Group concluded that no additional change on the straight-line depreciation method or estimates was deemed necessary.

The effect of the change in the useful life mentioned above were treated in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors as required by IAS 16 Property, Plant and Equipment which resulted in an increase of R$ 4,602 in the depreciation expense in the current year.

(c)	Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.

The Group uses certain methodologies to estimate fair value which include the following:

•	estimation of fair value based on equity transactions with third parties close to the grant date;

•	other valuation techniques including option pricing models such as Black-Scholes.

These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share option or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.

(d)	Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. Intangible assets with indefinite useful lives and goodwill are tested for impairment annually at the level of the CGU, as appropriate, and when circumstances indicate that the carrying value may be impaired. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.

Technological obsolescence, suspension of certain services and other changes in circumstances that demonstrate the need for recording a possible impairment are also regarded in estimates.

(e)	Deferred income tax and social contribution

Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. Significant judgment from management is required to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.

(f)	Provisions for contingencies

Provisions for the judicial and administrative proceedings are recorded when the risk of loss of administrative or judicial proceeding is considered probable and the amounts can be reliably measured, based on the nature, complexity and history of lawsuits and the opinion of legal counsel internal and external.

Provisions are made when the risk of loss of judicial or administrative proceedings is assessed as probable and the amounts involved can be measured with sufficient accuracy, based on best available information. They are fully or partially reversed when the obligations cease to exist or are reduced. Given the uncertainties arising from the proceedings, it is not practicable to determine the timing of any outflow (cash disbursement).

(g)	Provision for antifraud losses

A provision is recorded based on the estimated losses related to warranties provided by the Group in relation to the antifraud product sold to clients, under which the Group assumes the risk of losses related to any chargeback occurring within 120 days following the transaction date.

Management estimates the related provision for future losses based on historical losses information, as well as recent trends that might suggest that past cost information may differ from future losses. The assumptions made in relation to the current year are consistent with those in the prior year. Factors that could impact the estimated loss information include the success of the Group’s fraud prevention initiatives. As of December 31, 2018, this provision had a carrying amount of R$ 2,861 (2017—R$ 1,317).

(h)	Consolidation of structured entities

The Group considers the FIDC AR1, FIDC AR2 and TAPSO to be structured entities as defined by IFRS 10. The Group holds all subordinated quotas issued by the FIDCs AR, representing approximately 10% of the total outstanding quotas and TAPSO representing approximately 99%, while third-party partners hold all senior quotas, representing approximately 90% of the total outstanding quotas of FIDCs AR and 1% of TAPSO.

The bylaws of these FIDCs were established by us at their inception, and grant us significant decision-making authority over these entities, such as the right to determine which credits rights are eligible to be acquired by these FIDCs. In addition, senior quota holders receive a remuneration every six months and the senior quotas must be fully redeemed by us at the end of the third annual period. As sole holders of the subordinated quotas, the Group is entitled to the full residual value of the entities, if any, and thus the Group has the rights to their variable returns.

In accordance with IFRS 10, the Group concluded it controls FIDC AR1, FIDC AR2 and TAPSO and, therefore, they are consolidated in the Group’s financial statements. The senior quotas are accounted for as a financial liability under “Obligations to FIDC senior quota holders” and the remuneration paid to senior quota holders is recorded as interest expense. See Note 18(a) for further details.